Equity Method Investments (Details)	Aug. 29, 2013	Jun. 30, 2014 Augusta [Member] Joint Venture Interest [Member]	Dec. 31, 2013 Augusta [Member] Joint Venture Interest [Member]	Jun. 30, 2014 Augusta [Member] Managing Member LLC Interest [Member]	Dec. 31, 2013 Augusta [Member] Managing Member LLC Interest [Member]	Jun. 30, 2014 Augusta [Member] Indirect Equity Interest In Property [Member]	Dec. 31, 2013 Augusta [Member] Indirect Equity Interest In Property [Member]	Jun. 30, 2014 Oak Crest Villas JV, LLC [Member] Joint Venture Interest [Member]	Jun. 30, 2014 Oak Crest Villas JV, LLC [Member] Managing Member LLC Interest [Member]	Jun. 30, 2014 Oak Crest Villas JV, LLC [Member] Indirect Equity Interest In Property [Member]
Schedule of Equity Method Investments [Line Items]
Our Ownership Interest in Property Owner	28.36%	50.00%	50.00%	50.00%	50.00%	25.00%	25.00%	93.42%	71.90%	67.17%